Share capital and share premium account	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Share capital and share premium account
37. Share capital and share premium account
Share Consolidation
Following completion of the Consumer Healthcare business demerger on 18 July 2022, GSK plc Ordinary shares were consolidated to maintain share price comparability before and after demerger. The consolidation was approved by GSK shareholders at a General Meeting held on 6 July 2022. Shareholders received 4 new Ordinary shares with a nominal value of 31
1
⁄
4
pence each for every 5 existing Ordinary share which had a nominal value of 25 pence each. Earnings per share, diluted earnings per share, adjusted earnings per share and dividends per share were retrospectively adjusted to reflect the Share Consolidation in all the periods presented.

	Ordinary shares of 25p each pre-share consolidation Ordinary shares of 31 1 ⁄ 4 p each post-share consolidation		Share premium

	Number	£m	£m

Share capital issued and fully paid:

At 1 January 2020	5,383,102,231	1,346	3,174

Issued under employee share schemes	2,087,386	–	29

Ordinary shares acquired by ESOP Trusts	–	–	78

At 31 December 2020	5,385,189,617	1,346	3,281

Issued under employee share schemes	1,825,442	1	20

Ordinary shares acquired by ESOP Trusts	–	–	–

At 31 December 2021	5,387,015,059	1,347	3,301

Impact of share consolidation	(1,077,403,011)	–	–

Issued under employee share schemes	1,731,293	–	25

Ordinary shares acquired by ESOP Trusts	–	–	114

At 31 December 2022	4,311,343,341	1,347	3,440
At 31 December 2022, of the issued share capital, 59,878,735 shares were held in the ESOP Trusts, 217,124,760 shares were held as Treasury shares and 4,034,339,846 shares were in free issue. All issued shares are fully paid and there are no shares authorised but not in issue. The nominal, carrying and market values of the shares held in the ESOP Trusts are disclosed in Note 45, ‘Employee share schemes’.